FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENT
Summary of assets (liabilities) measured at fair value on a recurring basis

Assets (liabilities) measured at fair value on a recurring basis as at December 31, 2025 include:

				Aggregate
	Level 1	Level 2	Level 3	Fair Value
Equity investments at FVOCI	$99.3	$—	$—	$99.3
Derivative contracts:
Foreign currency forward and collar contracts	—	5.9	—	5.9
Energy swap contracts	—	(6.1)	—	(6.1)
Total return swaps	—	8.3	—	8.3
	$99.3	$8.1	$—	$107.4